Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes paid (refund) [abstract]
Summary of Tax Charges in Income Statement

Tax charge in income statement	€ million 2025	€ million 2024(a)	€ million 2023(a)
Current tax
Current year	(3,387)	(2,651)	(2,035)
Pillar 2 income taxes	(21)	(9)	–
Over/(under) provided in prior years	54	160	31
	(3,354)	(2,500)	(2,004)
Deferred tax
Origination and reversal of temporary differences	828	136	(16)
Changes in tax rates	(12)	(2)	6
Recognition of previously unrecognised losses brought forward	57	34	24
	873	168	14
	(2,481)	(2,332)	(1,990)
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).

Summary of Reconciliation of Effective Tax Rate	The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2025	% 2024(a)	% 2023(a)
Computed rate of tax(b)	24	25	25
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2)	(2)	(2)
Withholding tax on dividends	2	3	2
Expenses not deductible for tax purposes	1	2	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	–	–	(1)
Impact of disposals	3	1	(2)
Others	–	(1)	–
Effective tax rate	29	29	24
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
Summary of Movements in Deferred Tax Asset (Liability)

Movements in 2025 and 2024	€ million As at 1 January 2025	€ million Income statement	€ million Other	€ million As at 31 December 2025	€ million As at 1 January 2024	€ million Income statement	€ million Other	€ million As at 31 December 2024
Pensions and similar obligations	(630)	(37)	(70)	(737)	(514)	(12)	(104)	(630)
Provisions and accruals	938	1	(67)	872	805	168	(35)	938
Goodwill and intangible assets	(3,863)	668	(194)	(3,389)	(3,697)	(45)	(121)	(3,863)
Accelerated tax depreciation	(584)	48	148	(388)	(572)	(20)	8	(584)
Tax losses	415	101	(37)	479	234	190	(9)	415
Fair value gains/losses	(54)	2	76	24	(17)	6	(43)	(54)
Share-based payments	273	(5)	(22)	246	246	(2)	29	273
Lease liability	181	13	(49)	145	189	(16)	8	181
Right of use asset	(161)	9	40	(112)	(166)	8	(3)	(161)
Other	423	73(a)	(93)(a)	403	610	(124)	(63)	423
	(3,062)	873	(268)	(2,457)	(2,882)	153(b)	(333)	(3,062)
(a)In 2025, movements relating to deferred tax include €23 million arising from discontinued operations, which has been included within ‘other' movements. For 2025, the other movement column includes €302 million of net deferred tax assets transferred to Ice Cream on the demerger of our Ice Cream business.
(b)In 2024, movements relating to deferred tax include €(15) million arising from discontinued operations, which has been re‑presented in the income statement and note 6A to reflect the demerger of our Ice Cream business.

Summary of Deferred Tax Assets and Liabilities	The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

Deferred tax assets and liabilities	€ million Assets 2025	€ million Assets 2024	€ million Liabilities 2025	€ million Liabilities 2024	€ million Total 2025	€ million Total 2024
Pensions and similar obligations	(194)	(158)	(543)	(472)	(737)	(630)
Provisions and accruals	413	510	459	428	872	938
Goodwill and intangible assets	211	286	(3,600)	(4,149)	(3,389)	(3,863)
Accelerated tax depreciation	29	(38)	(417)	(546)	(388)	(584)
Tax losses	455	395	24	20	479	415
Fair value gains/(losses)	6	(22)	18	(32)	24	(54)
Share-based payments	98	118	148	155	246	273
Lease liability	35	81	110	100	145	181
Right of use asset	(46)	(83)	(66)	(78)	(112)	(161)
Other	139	191	264	232	403	423
	1,146	1,280	(3,603)	(4,342)	(2,457)	(3,062)
Of which deferred tax to be recovered/(settled) after more than 12 months	873	879	(3,084)	(4,581)	(2,211)	(3,702)

Summary of Tax Effects of Components of Other Comprehensive Income	Tax effects directly recognised in equity or other comprehensive income were as follows:

Movements in 2025 and 2024	€ million Before tax 2025	€ million Tax (charge)/ credit 2025	€ million After tax 2025	€ million Before tax 2024(a)	€ million Tax (charge)/ credit 2024(a)	€ million After tax 2024(a)
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	(17)	3	(14)	60	—	60
Cash flow hedges	(166)	55	(111)	147	(25)	122
Remeasurement of defined benefit pension plans	219	(82)	137	271	(45)	226
Currency retranslation gains/(losses)	(2,312)	73	(2,239)	1,136	(23)	1,113
	(2,276)	49	(2,227)	1,614	(93)	1,521
(a)The 2024 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).